Note 4 - Leases	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

4.   LEASES

The Company’s lease of its office space in Longview, Texas is the only operating lease included in the Company's right-of-use ("ROU") asset and lease liability. The lease calls for monthly rent payments of $4,878 and expires on April 30, 2024. The Company’s other operating leases for items such as IT equipment and storage space are either short-term in nature or immaterial.

In October 2019, the Company received a new heavy-duty forklift under a 5-year finance lease arrangement with a financed amount of $518,616 and a monthly payment of $9,074.

The components of expense related to leases were as follows for the twelve months ended March 31, 2022 and March 31, 2021,

	Twelve Months	Twelve Months
	Ended March 31,	Ended March 31,
	2022	2021
Finance lease – amortization of ROU asset	$102,689	$100,728
Finance lease – interest on lease liability	6,202	8,164
Operating lease expense	58,536	56,286
	$167,427	$165,178

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as of March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$113,168	$4,850	Other assets
Finance lease right-of-use asset	455,948	481,880	Property, plant & equipment
Total right-of-use assets	$569,116	$486,730

Liabilities
Operating lease liability, current	$52,270	$4,850	Accrued expenses
Finance lease liability, current	104,689	102,689	Current portion of finance lease
Operating lease liability, non-current	60,898	—	Other non-current liabilities
Finance lease liability, non-current	160,869	265,557	Other non-current liabilities
Total lease liabilities	$378,726	$373,096

As of March 31, 2022, the weighted-average remaining lease term was 2.1 years for operating leases and 2.5 years for finance leases. The weighted average discount rate was 7% for operating leases and 1.9% for finance leases.

Maturities of lease liabilities as of March 31, 2022were as follows:

	Operating	Finance
	Leases	Leases
Fiscal 2023	58,536	108,892
Fiscal 2024	58,536	108,892
Fiscal 2025	4,878	54,445
Fiscal 2026	—	—
Fiscal 2027	—	—
Total undiscounted lease payments	$121,950	$272,229
Less: imputed interest	(8,782)	(6,671)
Present value of lease liability	$113,168	$265,558